Organization and Principal Activities	12 Months Ended
May 31, 2012
Organization and Principal Activities:
Organization and Principal Activities

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

REDtone Asia, Inc. and subsidiaries (the “Company”) are a group of companies in The People’s Republic of China (“PRC”). The principal activities of the Company are that of a Telecommunications provider for mobile, fixed and international gateway services. REDtone provides a wide range of telecommunication services, including prepaid and postpaid discounted call services to corporate customers and consumers as well as,prepaid mobile air-time top-up. REDtone also offer prepaid shopping card services via its newly acquired subsidiary, Shanghai QianYueBusiness Administaration Co., Ltd (“QBA”)

On March 25, 2011, Hotgate Technology, Inc. changed its name from Hotgate Technology, Inc. to REDtone Asia, Inc. and having its new trading symbol in OTCBB as “RTAS”.

As of May 31, 2012, details of the Company’s major subsidiaries are as follows:

Name	Domicile and date of incorporation	Effective ownership	Principal activities

Redtone Telecommunication (China) Limited (“Redtone China”)	Hong Kong May 26, 2005	100%	Investment holding

Redtone Telecommunications (Shanghai) Limited (“Redtone Shanghai”)	The PRC July, 26, 2005	100%	Provides technical support services to group companies

Shanghai Hongsheng Net Telecommunication Company Limited (“Hongsheng”)	The PRC November 29, 2006	100%#	Marketing and distribution of discounted call services to PRC consumer market

Shanghai Huitong Telecommunication Company Limited (“Huitong”)	The PRC March, 26, 2007	100%#	Marketing and distribution of IP call and discounted call services in the PRC

Shanghai Jiamao E-Commerce Company Limited (“Jiamao”)	The PRC March 21, 2008	100%#	Marketing and distribution of products on the internet

Nantong Jiatong Investment Consultant Co., Ltd (“Nanjing Jiatong”)	The PRC May 17, 2011	100%#	Investment holding

Shanghai QianYue Business Administration Co., Ltd. ("QBA")	The PRC December 12, 2008	100%#	Provision of prepaid shopping-card services in the PRC

# - Variable interest entities. See also Footnote 14.

On March 7, 2011, through its wholly-subsidiary Shanghai Hongsheng Net Telecommunications Company Limited ("Hongsheng "), entered into a share sales agreement with Shanghai QianYue Information Technology Co., Ltd. ("QIT") for the acquisition of the entire paid-up capital of QBA for a cash consideration of $1,205,540.  QBA is an established prepaid shopping-card issuer in Shanghai known as “VeryPass”.

On May 17, 2011, Nantong Jiatong was incorporated for the purpose of investment holding.

Jiamao is not reported as a distinct operating segment as the revenue, profit or loss and total assets in association with the ecommerce business are immaterial to the Company’s revenue, reported profit or loss and total assets.